Fair Value (Gains (Losses) Related to Instruments for which Fair Value Option was Elected) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Financial liabilities:
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	¥ (3,025)	¥ 54,149
Financial liabilities: | Trading account profits (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	(3,025)	54,149
Financial liabilities: | Foreign exchange gains (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0
Financial liabilities: | Other short-term borrowings
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	2,592	(3,295)
Financial liabilities: | Other short-term borrowings | Trading account profits (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	2,592	(3,295)
Financial liabilities: | Other short-term borrowings | Foreign exchange gains (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0
Financial liabilities: | Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	(5,617)	57,444
Financial liabilities: | Long-term debt | Trading account profits (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	(5,617)	57,444
Financial liabilities: | Long-term debt | Foreign exchange gains (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0
Financial assets:
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	1,165,907	905,675
Financial assets: | Trading account profits (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	(596,477)	(1,434,189)
Financial assets: | Foreign exchange gains (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	1,762,384	2,339,864
Financial assets: | Trading account securities
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	1,165,907	905,675
Financial assets: | Trading account securities | Trading account profits (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	(596,477)	(1,434,189)
Financial assets: | Trading account securities | Foreign exchange gains (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	¥ 1,762,384	¥ 2,339,864